Schedule of Amounts Recognized on Acquisition (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2021	May 14, 2020	Feb. 11, 2019
IfrsStatementLineItems [Line Items]
Goodwill	₪ 67,690	₪ 22,138
Measurement of Fair Values [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	5,210
Trade and other receivables	20,452
Inventory	22,788
Property, plant and equipment and right-of-use asset	6,267
Trade and other payable	50,670
Total identifiable net assets	(6,509)
Financial liabilities	(3,583)
Loan from non-controlling interest	5,119
Lease liability	(2,650)
Restricted cash	586
Deferred tax assets	1,056
Goodwill	329
Short term loans	(699)
Current maturities	(93)
Liabilities in respect of employee benefits	(383)
Canndoc Ltd [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents			₪ 385
Trade and other receivables			1,051
Inventory			7,723
Property, plant and equipment and right-of-use asset			1,791
Loan			(2,146)
Trade and other payable			(1,731)
Short term loan from related parties			(716)
Deferred tax liability			(723)
Total identifiable net assets			₪ 5,634
Goodwill	₪ 167,965
Cannolam Ltd [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		387
Trade and other receivables		1,790
Inventory		237
Property, plant and equipment and right-of-use asset		3,204
Total identifiable net assets		10,021
Rights to agricultural produce		10,200
Financial liabilities		(2,462)
Loan from non-controlling interest		(1,296)
Lease liability		(2,039)
Total identifiable net assets and liabilities		₪ 22,138